SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries
Name	Location	Ownership	Principal Activity
Mineral Mexicana el Rosario S.A. de C.V.	Mexico	100%	Mining company
Metálicos de Durango S.A. de C.V.	Mexico	100%	Mining services company
Minera de Villa Seca S.A. de C.V.	Mexico	100%	Mining services company
Coboro Minerales de México S.A. de C.V.	Mexico	100%	Exploration company
Great Panther Coricancha S.A.	Peru	100%	Exploration company
Great Panther Silver Peru S.A.C.	Peru	100%	Exploration company
Cangold Peru S.A.C.	Peru	100%	Exploration company
Great Panther Finance Canada Limited	Canada	100%	Financing company
Cangold Limited	Canada	100%	Exploration company
GP Finance International S.a.r.l.	Luxembourg	100%	Financing company

Disclosure of detailed information about estimated useful life or depreciation rate
Computers	straight line over estimated useful life of 3 years

Furniture	straight line over estimated useful life of 5 years

Office	straight line over estimated useful life of 5 years

Software	straight line over estimated useful life of 3 years

Leasehold improvements	straight line over term of the lease